Share-based compensation (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 Y D
Share-based Compensation 1	95,500,000
Share-based Compensation 2	2,500,000
Share-based Compensation 3	962,500
Share-based Compensation 4	10.00%
Share-based Compensation 5	110.00%
Share-based Compensation 6	10.00%
Share-based Compensation 7	4,625,000
Share-based Compensation 8	2,000,000
Share-based Compensation 9	2,287,500
Share-based Compensation 10	511,125
Share-based Compensation 11	10,500,000
Share-based Compensation 12	$ 0.027
Share-based Compensation 13	$ 231,000
Share-based Compensation 14	50.00%
Share-based Compensation 15	25.00%
Share-based Compensation 16	25.00%
Share-based Compensation 17	51,840
Share-based Compensation 18	103,950
Share-based Compensation 19	7,359,399
Share-based Compensation 20	0.0116
Share-based Compensation 21	$ 0.0156
Share-based Compensation 22	0.0162
Share-based Compensation 23	0.0218
Share-based Compensation 24	84,156
Share-based Compensation 25	$ 0.012
Share-based Compensation 26	$ 0.022
Share-based Compensation 27	7,359,399
Share-based Compensation 28	2,625,000
Share-based Compensation 29	2,562,500
Share-based Compensation 30	90
Share-based Compensation 31	$ 51,341
Share-based Compensation 32	0.94